                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



PAR
AMOUNT
(000)    DESCRIPTION                                                  COUPON          MATURITY              VALUE
         CORPORATE BONDS    38.1%
         AEROSPACE & DEFENSE    0.1%
$ 325    Northrop Grumman Corp.                                         4.079%        11/16/06          $        324,707
                                                                                                      -------------------

         AIRLINES    0.2%
  420    Southwest Airlines Co.                                         5.496         11/01/06                   427,526
                                                                                                      -------------------

         AUTOMOTIVE    1.7%
  930    American Honda Finance Corp., 144A-Private Placement (a)       3.850         11/06/08                   909,820
1,335    DaimlerChrysler NA Holding                                     6.400         05/15/06                 1,363,732
  900    Ford Motor Credit Co.                                          6.875         02/01/06                   912,420
1,000    General Motors Acceptance Corp.                                6.125         08/28/07                   975,647
  265    Johnson Controls, Inc.                                         5.000         11/15/06                   268,400
                                                                                                      -------------------
                                                                                                               4,430,019
                                                                                                      -------------------

         BANKING    7.1%
  795    Bank of America Corp.                                          3.375         02/17/09                   763,144
  400    Bank of America Corp.                                          3.875         01/15/08                   395,100
1,135    Bank of America Corp.                                          4.750         10/15/06                 1,146,994
1,050    Bank of America Corp.                                          5.250         02/01/07                 1,070,336
  290    Bank of New York Co., Inc.                                     5.200         07/01/07                   295,836
  600    Bank One NA Illinois (Floating Rate)                           2.870         05/05/06                   600,860
2,350    Branch Brokerage & Trust Co. (Floating Rate)                   3.000         06/04/07                 2,353,187
  600    Citicorp                                                       6.375         11/15/08                   638,890
  525    Citicorp                                                       6.750         08/15/05                   531,539
  120    Citigroup Global Markets Holdings, Inc. (Floating Rate)        3.110         12/12/06                   120,178
  630    Citigroup, Inc.                                                5.500         08/09/06                   642,078
  860    Citigroup, Inc.                                                5.750         05/10/06                   876,646
  320    Huntington National Bank                                       2.750         10/16/06                   314,063
1,420    JPMorgan Chase & Co.                                           5.250         05/30/07                 1,448,711
  540    Key Bank NA                                                    7.125         08/15/06                   561,226
1,220    MBNA Corp.                                                     5.625         11/30/07                 1,251,272
  100    Sovereign Bank                                                 4.000         02/01/08                    98,871
1,350    SunTrust Bank Atlanta                                          7.250         09/15/06                 1,409,472
  420    U.S. Bancorp                                                   5.100         07/15/07                   428,537
  540    U.S. Bank NA                                                   2.850         11/15/06                   530,181
  250    U.S. Bank NA                                                   3.700         08/01/07                   247,362
  910    Wachovia Corp.                                                 4.950         11/01/06                   921,688
1,330    Wachovia Corp.                                                 6.875         09/15/05                 1,349,584
  900    Washington Mutual, Inc.                                        7.500         08/15/06                   938,306
                                                                                                      -------------------
                                                                                                              18,934,061
                                                                                                      -------------------

         BROKERAGE    1.9%
1,370    Goldman Sachs Group, Inc.                                      4.125         01/15/08                 1,359,335
2,060    Lehman Brothers Holdings, Inc.                                 8.250         06/15/07                 2,232,270
1,153    World Financial Prop., 144A-Private Placement (a)              6.910         09/01/13                 1,236,899
  361    World Financial Prop., 144A-Private Placement (a)              6.950         09/01/13                   387,509
                                                                                                      -------------------
                                                                                                               5,216,013
                                                                                                      -------------------

         BUILDING MATERIALS    0.2%
  460    Masco Corp.                                                    6.750         03/15/06                   471,327
                                                                                                      -------------------

         CONSTRUCTION MACHINERY 0.4%
1,020    Caterpillar Financial Services Corp., Ser F                    3.625         11/15/07                 1,003,751
                                                                                                      -------------------

         CONSUMER PRODUCTS    0.5%
  655    Cendant Corp.                                                  6.250         01/15/08                   682,188
  575    Clorox Co., 144A-Private Placement (Floating Rate) (a)         3.125         12/14/07                   576,044
                                                                                                      -------------------
                                                                                                               1,258,232
                                                                                                      -------------------

         DIVERSIFIED MANUFACTURING 1.0%
  473    Cooper Industries, Inc.                                        5.250         07/01/07                   481,752
1,345    Honeywell International, Inc.                                  5.125         11/01/06                 1,366,703
  500    Honeywell International, Inc.                                  6.875         10/03/05                   507,818
  255    Textron Financial Corp.                                        4.125         03/03/08                   253,325
                                                                                                      -------------------
                                                                                                               2,609,598
                                                                                                      -------------------

         ELECTRIC    3.0%
1,420    Appalachian Power Co.                                          3.600         05/15/08                 1,378,982
  740    Carolina Power & Light Co.                                     6.800         08/15/07                   779,398
  405    CC Funding Trust I                                             6.900         02/16/07                   423,251
  995    DTE Energy Co.                                                 6.450         06/01/06                 1,021,990
  655    Entergy Gulf States, Inc. (Floating Rate)                      3.310         12/01/09                   658,075
1,220    FPL Group Capital, Inc.                                        3.250         04/11/06                 1,212,668
  300    NiSource Finance Corp. (Floating Rate)                         3.435         11/23/09                   302,047
1,095    Peco Energy Co.                                                3.500         05/01/08                 1,068,600
1,285    Pinnacle West Capital Corp.                                    6.400         04/01/06                 1,303,217
                                                                                                      -------------------
                                                                                                               8,148,228
                                                                                                      -------------------

         FOOD/BEVERAGE    0.3%
  890    Conagra Foods, Inc.                                            6.000         09/15/06                   912,278
                                                                                                      -------------------

         HEALTHCARE    1.3%
  375    Aetna, Inc.                                                    7.375         03/01/06                   386,005
  780    Aetna, Inc.                                                    7.875         03/01/11                   897,159
  480    Unitedhealth Group, Inc.                                       4.125         08/15/09                   471,897
1,110    Unitedhealth Group, Inc.                                       7.500         11/15/05                 1,132,262
  680    Wellpoint Health Networks, Inc.                                6.375         06/15/06                   697,486
                                                                                                      -------------------
                                                                                                               3,584,809
                                                                                                      -------------------

         INDEPENDENT ENERGY    0.1%
  275    Kerr-McGee Corp.                                               6.625         10/15/07                   285,043
                                                                                                      -------------------

         INTEGRATED ENERGY    0.1%
  395    Consumers Energy Co., Ser H                                    4.800         02/17/09                   395,654
                                                                                                      -------------------

         LIFE INSURANCE    4.5%
  855    Allstate Financial Global Funding II, 144A-Private
         Placement (a)                                                  2.625         10/22/06                   836,559
  165    Equitable Cos.                                                 6.500         04/01/08                   174,671
  670    ING Security Life Institutional Funding, 144A-Private
         Placement (a)                                                  2.700         02/15/07                   651,195
  720    John Hancock Financial Services, Inc.                          5.625         12/01/08                   746,692
  775    John Hancock Global Funding II, 144A-Private Placement
         (a)                                                            5.625         06/27/06                   789,026
  630    John Hancock Global Funding II, 144A-Private Placement
         (a)                                                            7.900         07/02/10                   720,146
1,650    Monumental Global Funding II, 144A-Private Placement (a)       3.850         03/03/08                 1,631,649
2,245    Prudential Insurance Co., 144A-Private Placement (a)           6.375         07/23/06                 2,318,939

3,137    TIAA Global Markets, Inc., 144A-Private Placement (a)          3.875         01/22/08                 3,098,810
1,070    TIAA Global Markets, Inc., 144A-Private Placement (a)          5.000         03/01/07                 1,085,968
                                                                                                      -------------------
                                                                                                              12,053,655
                                                                                                      -------------------

         LODGING    0.6%
  460    Hyatt Equities, LLC, 144A-Private Placement (a)                6.875         06/15/07                   475,331
1,055    Marriott International, Inc., Ser D                            8.125         04/01/05                 1,055,000
                                                                                                      -------------------
                                                                                                               1,530,331
                                                                                                      -------------------

         MEDIA-CABLE    0.7%
1,100    Comcast Cable Communications, Inc.                             8.375         05/01/07                 1,185,460
  160    Comcast Corp.                                                  7.625         02/15/08                   171,093
  403    Cox Communications, Inc., 144A-Private Placement
         (Floating Rate) (a)                                            3.550         12/14/07                   405,669
                                                                                                      -------------------
                                                                                                               1,762,222
                                                                                                      -------------------

         MEDIA-NONCABLE    0.3%
  825    Clear Channel Communications                                   7.650         09/15/10                   904,157
                                                                                                      -------------------

         NATURAL GAS DISTRIBUTORS 0.4%
1,075    Sempra Energy                                                  4.750         05/15/09                 1,069,758
                                                                                                      -------------------

         NATURAL GAS PIPELINES    0.7%
1,810    Consolidated Natural Gas Co.                                   5.375         11/01/06                 1,843,682
                                                                                                      -------------------

         NONCAPTIVE-CONSUMER FINANCE 1.4%
  950    Countrywide Home Loans, Inc.                                   3.250         05/21/08                   910,014
1,930    Household Finance Corp.                                        6.400         06/17/08                 2,036,355
  870    SLM Corp.                                                      4.000         01/15/10                   844,831
                                                                                                      -------------------
                                                                                                               3,791,200
                                                                                                      -------------------

         NONCAPTIVE-DIVERSIFIED FINANCE    3.4%
2,430    CIT Group, Inc.                                                6.500         02/07/06                 2,484,196
2,835    General Electric Capital Corp.                                 5.375         03/15/07                 2,897,628
  980    International Lease Finance Corp.                              2.950         05/23/06                   964,710
  875    International Lease Finance Corp.                              3.750         08/01/07                   863,678
  740    John Deere Capital Corp.                                       3.375         10/01/07                   723,233
1,065    John Deere Capital Corp.                                       4.500         08/22/07                 1,069,314
                                                                                                      -------------------
                                                                                                               9,002,759
                                                                                                      -------------------

         OIL FIELD SERVICES    0.1%
  165    Panhandle Eastern Pipe Line Co., Ser B                         2.750         03/15/07                   159,834
                                                                                                      -------------------

         PAPER    0.8%
  450    International Paper Co.                                        3.800         04/01/08                   441,454
1,400    Weyerhaeuser Co.                                               6.000         08/01/06                 1,435,423
  242    Weyerhaeuser Co.                                               6.125         03/15/07                   250,510
                                                                                                      -------------------
                                                                                                               2,127,387
                                                                                                      -------------------

         PROPERTY & CASUALTY    1.1%
1,675    Hartford Financial Services Group, Inc.                        2.375         06/01/06                 1,637,485
1,300    Marsh & McLennan Cos., Inc.                                    5.375         03/15/07                 1,321,056
                                                                                                      -------------------
                                                                                                               2,958,541
                                                                                                      -------------------

         RAILROADS    0.6%
  205    CSX Corp.                                                      2.750         02/15/06                   202,688
  210    CSX Corp.                                                      9.000         08/15/06                   222,972
  130    Norfolk Southern Corp.                                         7.350         05/15/07                   137,862
  305    Union Pacific Corp.                                            6.625         02/01/08                   322,572
  695    Union Pacific Corp.                                            6.790         11/09/07                   735,837

                                                                                                      -------------------
                                                                                                               1,621,931
                                                                                                      -------------------

         REAL ESTATE INVESTMENT TRUSTS    0.7%
1,705    EOP Operating LP                                               8.375         03/15/06                 1,773,133
                                                                                                      -------------------

         REFINING    0.2%
  450    Ashland, Inc.                                                  7.830         08/15/05                   456,747
                                                                                                      -------------------

         RETAIL    1.7%
1,130    Federated Department Stores, Inc.                              6.625         09/01/08                 1,190,943
1,435    May Department Stores Co.                                      3.950         07/15/07                 1,416,121
2,000    Target Corp.                                                   5.950         05/15/06                 2,041,904
                                                                                                      -------------------
                                                                                                               4,648,968
                                                                                                      -------------------

         SUPERMARKETS    1.2%
1,735    Kroger Co.                                                     7.625         09/15/06                 1,813,313
1,355    Safeway, Inc.                                                  6.150         03/01/06                 1,379,437
                                                                                                      -------------------
                                                                                                               3,192,750
                                                                                                      -------------------

         TEXTILE    0.2%
  435    Mohawk Industries, Inc.                                        6.500         04/15/07                   453,713
                                                                                                      -------------------

         TOBACCO    0.3%
  855    Altria Group, Inc.                                             5.625         11/04/08                   880,302
                                                                                                      -------------------

         TRANSPORTATION SERVICES 0.2%
  470    FedEx Corp.                                                    2.650         04/01/07                   455,668
                                                                                                      -------------------

         WIRELINE COMMUNICATIONS 1.1%
2,975    Verizon Global Funding Corp.                                   6.125         06/15/07                 3,087,443
                                                                                                      -------------------

         TOTAL CORPORATE BONDS 38.1%                                                                         101,775,427
                                                                                                      -------------------

         ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    1.4%
1,000    Federal Home Loan Mortgage Corp.                               3.609         07/01/34                   986,059
  300    Federal National Mortgage Association                          3.649         09/01/19                   305,403
1,106    Federal National Mortgage Association                          3.701         07/01/34                 1,099,176
  632    Federal National Mortgage Association                          3.797         06/01/34                   628,234
  679    Federal National Mortgage Association                          4.111         09/01/34                   675,380
                                                                                                      -------------------

         TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                      3,694,252
                                                                                                      -------------------

         ASSET BACKED SECURITIES 27.1%
2,400    American Express Credit Account Master Trust                   1.690         01/15/09                 2,339,585
1,100    Asset Backed Funding Certificates (Floating Rate)              2.980         06/25/22                 1,101,135
1,280    Asset Backed Funding Certificates (Floating Rate)              3.040         06/25/25                 1,280,877
  700    Bank One Issuance Trust                                        2.940         06/16/08                   698,272
2,600    Bank One Issuance Trust                                        3.860         06/11/11                 2,554,490
2,600    BMW Vehicle Owner Trust                                        4.040         02/25/09                 2,598,116
  950    Capital Auto Receivables Asset Trust                           3.350         02/15/08                   938,363
1,275    Capital Auto Receivables Asset Trust                           3.580         10/16/06                 1,277,162
1,500    Chase Manhattan Auto Owner Trust                               2.830         09/15/10                 1,452,748
2,900    Chase Manhattan Auto Owner Trust                               2.940         06/15/10                 2,835,873
  510    Chase Manhattan Auto Owner Trust                               4.210         01/15/09                   512,815
1,025    CNH Equipment Trust                                            4.020         04/15/09                 1,021,234
2,000    Daimler Chrysler Auto Trust                                    2.860         03/09/09                 1,958,084
2,100    Daimler Chrysler Auto Trust                                    3.090         01/08/08                 2,086,282
2,000    Daimler Chrysler Auto Trust                                    3.490         12/08/08                 1,981,336
2,200    Ford Credit Auto Owner Trust                                   3.480         11/15/08                 2,180,627

  935    GSAMP Trust (Floating Rate)                                    2.970         02/25/35                   936,180
1,402    Harley-Davidson Motorcycle Trust                               3.090         06/15/10                 1,392,985
2,000    Harley-Davidson Motorcycle Trust                               3.560         02/15/12                 1,974,581
1,500    Harley-Davidson Motorcycle Trust                               3.760         12/17/12                 1,480,657
1,625    Honda Auto Receivables Owner Trust                             2.700         04/15/08                 1,609,238
3,000    Honda Auto Receivables Owner Trust                             2.770         11/21/08                 2,930,111
  900    Honda Auto Receivables Owner Trust                             3.060         10/21/09                   879,650
1,400    Honda Auto Receivables Owner Trust                             3.530         10/21/08                 1,387,020
1,000    Hyundai Auto Receivables Trust                                 2.330         11/15/07                   990,518
1,300    Massachusetts RRB Special Purpose Trust                        3.780         09/15/10                 1,285,929
2,500    MBNA Credit Card Master Note Trust                             2.700         04/16/07                 2,430,984
1,370    Merrill Lynch Mortgage Investors, Inc. (Floating Rate)         2.950         09/25/35                 1,371,167
1,484    Merrill Lynch Mortgage Investors, Inc. (Floating Rate)         3.050         08/25/35                 1,485,215
1,707    New Century Home Equity Loan Trust (Floating Rate)             2.990         02/25/35                 1,707,836
1,100    Nissan Auto Receivables Owner Trust                            3.540         10/15/08                 1,090,494
  600    Nordstrom Private Label Credit Card Master Trust,
         144A-Private Placement (a)                                     4.820         04/15/10                   606,611
  900    Onyx Acceptance Auto Trust                                     3.690         05/15/09                   892,446
1,152    Residential Asset Mortgage Products, Inc. (Floating
         Rate)                                                          2.960         01/25/35                 1,153,102
1,327    Residential Asset Securities Corp. (Floating Rate)             3.020         07/25/21                 1,327,922
  951    Saxon Asset Securities Trust (Floating Rate)                   2.960         05/25/35                   951,922
2,125    TXU Electric Delivery Transition Bond Co. LLC                  3.520         11/15/11                 2,091,593
1,300    USAA Auto Owner Trust                                          2.670         10/15/10                 1,260,997
2,000    USAA Auto Owner Trust                                          3.160         02/17/09                 1,972,445
1,250    USAA Auto Owner Trust                                          3.900         07/15/09                 1,242,383
1,100    Volkswagen Auto Lease Trust                                    3.820         05/20/08                 1,096,031
1,316    Wells Fargo Home Equity Trust (Floating Rate)                  3.020         02/25/18                 1,317,092
3,200    Whole Auto Loan Trust                                          2.580         03/15/10                 3,131,350
3,350    William Street Funding Corp., 144A-Private Placement
         (Floating Rate) (a)                                            2.992         04/23/06                 3,354,579
1,100    World Omni Auto Receivables Trust                              3.290         11/12/08                 1,088,448
1,000    World Omni Auto Receivables Trust                              3.540         06/12/09                   989,515
                                                                                                      -------------------

         TOTAL ASSET BACKED SECURITIES 27.1%                                                                  72,246,000
                                                                                                      -------------------

         COLLATERALIZED MORTGAGE OBLIGATIONS    5.9%
1,954    Bank of America Mortgage Securities                            4.418         01/25/35                 1,932,519
1,115    Citigroup Mortgage Loan Trust, Inc. (Floating Rate)            4.103         09/25/34                 1,102,195
  903    Citigroup Mortgage Loan Trust, Inc. (Floating Rate)            4.809         08/25/34                   901,532
1,581    Countrywide Alternative Loan Trust (Floating Rate)             3.250         02/25/35                 1,579,321
1,435    Countrywide Alternative Loan Trust (Floating Rate)             3.250         04/25/35                 1,426,274
1,053    Countrywide Home Loan Mortgage Trust (Floating Rate)           4.700         11/20/34                 1,034,761
1,109    Federal Home Loan Mortgage Corp.                               5.500         02/15/12                 1,117,360
1,775    Federal National Mortgage Association                          5.500         01/25/24                 1,802,445
  538    First Horizon Asset Securities, Inc. (Floating Rate)           5.190         10/25/34                   532,857
  632    Government National Mortgage Association (Floating
         Rate) (REMIC)                                                  3.220         09/16/19                   635,368
1,561    Wells Fargo Mortgage Backed Securities Trust                   3.455         09/25/34                 1,552,040
1,837    Wells Fargo Mortgage Backed Securities Trust                   4.605         12/25/34                 1,815,766
  398    Wells Fargo Mortgage Backed Securities Trust (Floating
         Rate)                                                          3.393         07/25/34                   400,490

                                                                                                       -------------------

          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                            15,832,928
                                                                                                       -------------------

          MORTGAGE BACKED SECURITIES 6.4%
     4    Federal Home Loan Mortgage Corp.                               6.500         01/01/33                     4,373
   876    Federal Home Loan Mortgage Corp.                               7.500   10/01/29 to 09/01/32             938,211
    57    Federal Home Loan Mortgage Corp.                               9.250         12/01/15                    57,559
 4,829    Federal National Mortgage Association                          6.500   11/01/23 to 01/01/34           5,022,419
 3,301    Federal National Mortgage Association                          7.000   03/01/26 to 04/01/34           3,484,956
 3,855    Federal National Mortgage Association                          7.500   12/01/28 to 09/01/32           4,126,175
   116    Federal National Mortgage Association (FHA/VA)                 8.500   05/01/21 to 04/01/25             126,196
    59    Federal National Mortgage Association                          9.500   03/01/16 to 04/01/20              64,358
    34    Federal National Mortgage Association                         10.000         05/01/21                    38,014
 2,650    Federal National Mortgage Association, April                   7.500           TBA                    2,832,188
    21    Government National Mortgage Association                       7.500   07/15/28 to 08/15/28              22,220
    20    Government National Mortgage Association                       9.500   07/15/16 to 06/15/18              22,234
    95    Government National Mortgage Association                      10.000   03/15/16 to 01/15/19             106,875
    15    Government National Mortgage Association                      10.500         02/15/18                    17,109
    99    Government National Mortgage Association                      11.000         11/15/18                   110,375
                                                                                                       -------------------

          TOTAL MORTGAGE BACKED SECURITIES                                                                     16,973,262
                                                                                                       -------------------

          UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  18.2%
15,100    Federal Home Loan Bank                                         3.250         12/17/07                14,770,322
 3,080    Federal Home Loan Mortgage Corp.                               2.750         08/15/06                 3,037,588
31,425    Federal Home Loan Mortgage Corp.                               2.875         05/15/07                30,737,044
                                                                                                       -------------------

          TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                    48,544,954
                                                                                                       -------------------




TOTAL LONG-TERM INVESTMENTS  97.1%
   (Cost $261,738,167)                                                                                        259,066,823
                                                                                                       -------------------

SHORT-TERM INVESTMENTS  3.3%

REPURCHASE AGREEMENT  3.2%
                   UBS Securities LLC ($8,611,000 par collateralized by U.S.
                   Government obligations in a pooled cash account, interest
                   rate of 2.53%, dated 03/31/05, to be sold on
                   04/01/05 at $8,611,605)                                                                      8,611,000
                                                                                                       -------------------
UNITED STATES TREASURY OBLIGATIONS  0.1%
                   United States Treasury Bills ($200,000  par, yielding
                   2.756%, 07/14/05 maturity) (b)                                                                 198,420
                                                                                                       -------------------


TOTAL SHORT-TERM INVESTMENTS
   (Cost $8,809,372)                                                                                            8,809,420
                                                                                                       -------------------

TOTAL INVESTMENTS  100.4%
   (Cost $270,547,539)                                                                                        267,876,243

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)                                                                  (1,058,121)
                                                                                                       -------------------

NET ASSETS  100.0%                                                                                          $ 266,818,122
                                                                                                       -------------------

                   Percentages are calculated as a percentage of net assets.

                   The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA          -  Federal Housing Administration/Department of Veterans
                   Affairs

REMIC           -  Real Estate Mortgage Investment Conduits

TBA             -  To be announced, maturity date has not yet been
                   established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

FUTURE CONTRACTS OUTSTANDING AS OF MARCH 31, 2005:

                                                                                                                    UNREALIZED
                                                                                                                  APPRECIATION/
                                                                                         CONTRACTS                 DEPRECIATION
LONG CONTRACTS:
                   U.S. Treasury Notes 2-year Futures June 2005  (Current
                   Notional Value of $206,891 per contract)                                       141            $   (68,310)
SHORT CONTRACTS:
                   U.S. Treasury Notes 10-year Futures June 2005  (Current
                   Notional Value of $109,266 per contract)                                        37                 51,863

                   U.S. Treasury Notes 5-year Futures June 2005  (Current
                   Notional Value of $107,094 per contract)                                       106                103,132
                                                                                         ----------------      ------------------
                                                                                                  284            $    86,685
                                                                                         ================      ==================

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Duration Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.